The company - 2015 AstraZeneca Monalizumab Agreements (Details) - 2015 monalizumab agreement, with AstraZeneca € in Thousands, $ in Thousands			1 Months Ended
	Dec. 07, 2020 USD ($)	Dec. 07, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jun. 30, 2015 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receipts from co-development agreement and option agreement					$ 250,000
Receipts from co-development agreement					100,000
Receipts from option agreement					150,000
Proceeds from exercise of option agreement				$ 100,000
Maximum potential regulatory milestones					100,000
Milestone payment received	$ 50,000	€ 41,227
Additional milestones payment receivable			$ 50,000
Maximum amount receivable from counter party upon achievement of certain milestones					875,000
Development and regulatory milestones					450,000
Commercialization milestones					$ 425,000
Co-fund percentage of trials of licensed product					30.00%
Percentage of profits in Europe					50.00%